SPINNAKER ETF TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

August 16, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Spinnaker ETF Trust - Pre Effective Amendment No. 3 to the Registration Statement on Form N-1A
File Nos. 333-165711 and 811-22398
Ladies and Gentlemen,
On behalf of Spinnaker ETF Trust (the "Trust"), pursuant to (i) the Securities Act of 1933, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Pre-Effective Amendment No. 3 to the Registration Statement of the Trust.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Sumeera Younis Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531